General Principles for the Preparation of the Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2023
General principles for the preparation of the consolidated financial statements [Abstrcat]
Schedule of Functional and Presentation Currency	These consolidated financial statements are presented in Euro (the Group’s presentation currency).
Entity	Functional Currency
Brera Holdings. PLC	United States dollar (“US$”)
Brera Milano S.r.l.	Euro (“EUR”)
Brera FC	Euro (“EUR”)
Fudbalski Klub Akademija Pandev	Macedonian Denar
UYBA Volley S.s.d.a.r.l	Euro (“EUR”)